Note 10 - Financial Assets at Amortised Cost - Loans and Advances to Customers (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Loans to Customers Abstract
Overdraft Loans	$ 11,789,313,000	$ 17,285,259,000		$ 18,060,456,000
Commercial Papers	11,575,021,000	16,504,333,000		11,895,831,000
Notes Loans	12,739,330,000	10,407,731,000		8,012,683,000
Real Estate Mortgage	10,104,731,000	6,570,691,000		3,532,930,000
Pledge Loans	1,650,222,000	6,729,439,000		5,480,484,000
Consumer Loans	23,560,930,000	24,254,887,000		17,627,590,000
Credit Cards	41,869,188,000	44,142,402,000		40,658,201,000
Loans for the Prefinancing and Financing of Exports	45,088,576,000	34,176,155,000		15,637,186,000
Receivable from Financial Leases	2,377,747,000	3,390,288,000		3,675,178,000
Loans to Personnel	1,205,501,000	926,209,000		325,627,000
Other Financing	14,051,828,000	20,614,282,000		17,687,828,000
Allowances for Loan Losses of Loans and Advances to Customers	(4,064,066,000)	(2,710,432,000)	[1]	(1,670,329,000)	[1]
Total Loans to Costumers	$ 171,948,321,000	$ 182,291,244,000		$ 140,923,665,000

[1]	The Bank calculated the allowance for loan losses in accordance with IAS 39.